Accounts Payable and Accrued Liabilities (Details) - Schedule of accounts payable and accrued liabilities - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Directors’ compensation	$ 207,205	$ 170,538	$ 130,537
Professional fees		125,697	46,640
Accounts payable	80,816	54,831
Interest payable			35,229
Other	16,491	29,655
Total	$ 543,267	$ 380,721	$ 212,406